Schedule of other operating income (expenses), net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other operating income, net	R$ 71,877	R$ 70,288	R$ 75,667
Other operating expenses	93,718	(37,368)	94,415
Other operating income (expenses), net	R$ (21,841)	R$ 107,656	R$ (18,748)